Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table shows information for the years indicated regarding the compensation of our named executive officers and certain metrics related to our performance.

Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO Named Executive Officers	Average Compensation Actually Paid to non-PEO Named Executive Officers(2)	Value of Initial Fixed $100 Investment Based On		Net Income (millions)	Performance-Based Income (millions)(5)
					Total Shareholder Return(3)	Peer Group Total Shareholder Return(4)
2022	$6,439,183	$6,487,578	$4,516,160	$4,506,675	$123.10	$146.31	$1,012	$1,159
2021	6,119,523	6,727,729	5,413,003	5,925,474	121.37	119.40	1,578	1,211
2020	6,966,163	5,478,288	5,744,315	4,951,701	86.31	86.28	(931)	836
(1)
Reported compensation amounts for 2022 are based on James S. Tisch as the principal executive officer (“PEO”) and David B. Edelson, Jane J. Wang, Jonathan M. Tisch, Kenneth I. Siegel and Richard W. Scott as the non-PEO named executive officers (“non-PEO NEOs”). Reported compensation amounts for 2021 and 2020 are based on James S. Tisch as the PEO and David B. Edelson, Andrew H. Tisch, Jonathan M. Tisch and Kenneth I. Siegel as the non-PEO NEOs.

(2)
“Compensation actually paid” is the total Summary Compensation Table compensation, adjusted in accordance with applicable SEC rules as set forth in the following table. The amounts set forth for the non-PEO NEOs are averages of the adjustments.

Adjustment	PEO		Non-PEO NEOs
Deduction of the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	2022	$0	2022	$(46,198)
	2021	0	2021	(31,535)
	2020	(1,169,051)	2020	(507,447)
Deduction of the amounts reported in the Summary Compensation Table in respect of all stock awards	2022	(1,000,000)	2022	(700,000)
	2021	(900,000)	2021	(805,000)
	2020	(900,000)	2020	(805,000)
Addition of the fair value as of the end of the year of all stock awards granted during the year that were outstanding and unvested as of the end of the year	2022	959,353	2022	671,518
	2021	1,108,068	2021	991,104
	2020	763,674	2020	683,065
Addition of the change as of the end of the year (from the end of the prior year) in fair value (whether positive or negative) of stock awards granted in any prior year that were outstanding and unvested as of the end of the year	2022	15,770	2022	9,181
	2021	335,839	2021	216,430
	2020	(211,423)	2020	(189,103)
Addition of the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any stock awards granted in any prior year for which all applicable vesting conditions were satisfied as of the end of or during the year	2022	73,272	2022	56,014
	2021	64,299	2021	141,472
	2020	28,925	2020	25,871
(3)
Total shareholder return (“TSR”) is calculated in accordance with applicable SEC rules. For calculation purposes, the measurement period is the period from the market close on the last trading day before 2020 through and including the end of 2022.

(4)
This column represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For all years presented in the table, the peer group consists of the following companies: Berry Global, Inc., Chubb Limited, Diamond Rock Hospitality Company, Enbridge Inc., Energy Transfer LP, Kinder Morgan, Inc. Ryman Hospitality Properties, Inc. Silgan Holdings Inc., Sunstone Hotel Investors, Inc., The Hartford Financial Services Group, Inc., The Travelers Companies, Inc., W.R. Berkley Corporation and Xenia Hotels & Resorts, Inc.

(5)
Performance-based income is defined in our Incentive Compensation Plan as our consolidated net income as adjusted by the Compensation Committee under the terms of our Incentive Compensation Plan. More information about performance-based income, including a description of the adjustments to net income made by the Compensation Committee to determine performance-based income, is provided under “Compensation Program Structure and Process” beginning on page 26.

Company Selected Measure Name	Performance-Based Income
Named Executive Officers, Footnote [Text Block]
(1)
Reported compensation amounts for 2022 are based on James S. Tisch as the principal executive officer (“PEO”) and David B. Edelson, Jane J. Wang, Jonathan M. Tisch, Kenneth I. Siegel and Richard W. Scott as the non-PEO named executive officers (“non-PEO NEOs”). Reported compensation amounts for 2021 and 2020 are based on James S. Tisch as the PEO and David B. Edelson, Andrew H. Tisch, Jonathan M. Tisch and Kenneth I. Siegel as the non-PEO NEOs.

Peer Group Issuers, Footnote [Text Block]
(4)
This column represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. For all years presented in the table, the peer group consists of the following companies: Berry Global, Inc., Chubb Limited, Diamond Rock Hospitality Company, Enbridge Inc., Energy Transfer LP, Kinder Morgan, Inc. Ryman Hospitality Properties, Inc. Silgan Holdings Inc., Sunstone Hotel Investors, Inc., The Hartford Financial Services Group, Inc., The Travelers Companies, Inc., W.R. Berkley Corporation and Xenia Hotels & Resorts, Inc.

PEO Total Compensation Amount	$ 6,439,183	$ 6,119,523	$ 6,966,163
PEO Actually Paid Compensation Amount	$ 6,487,578	6,727,729	5,478,288
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
“Compensation actually paid” is the total Summary Compensation Table compensation, adjusted in accordance with applicable SEC rules as set forth in the following table. The amounts set forth for the non-PEO NEOs are averages of the adjustments.

Adjustment	PEO		Non-PEO NEOs
Deduction of the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	2022	$0	2022	$(46,198)
	2021	0	2021	(31,535)
	2020	(1,169,051)	2020	(507,447)
Deduction of the amounts reported in the Summary Compensation Table in respect of all stock awards	2022	(1,000,000)	2022	(700,000)
	2021	(900,000)	2021	(805,000)
	2020	(900,000)	2020	(805,000)
Addition of the fair value as of the end of the year of all stock awards granted during the year that were outstanding and unvested as of the end of the year	2022	959,353	2022	671,518
	2021	1,108,068	2021	991,104
	2020	763,674	2020	683,065
Addition of the change as of the end of the year (from the end of the prior year) in fair value (whether positive or negative) of stock awards granted in any prior year that were outstanding and unvested as of the end of the year	2022	15,770	2022	9,181
	2021	335,839	2021	216,430
	2020	(211,423)	2020	(189,103)
Addition of the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any stock awards granted in any prior year for which all applicable vesting conditions were satisfied as of the end of or during the year	2022	73,272	2022	56,014
	2021	64,299	2021	141,472
	2020	28,925	2020	25,871

Non-PEO NEO Average Total Compensation Amount	$ 4,516,160	5,413,003	5,744,315
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,506,675	5,925,474	4,951,701
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
“Compensation actually paid” is the total Summary Compensation Table compensation, adjusted in accordance with applicable SEC rules as set forth in the following table. The amounts set forth for the non-PEO NEOs are averages of the adjustments.

Adjustment	PEO		Non-PEO NEOs
Deduction of the aggregate change in the actuarial present value of the named executive officer’s accumulated benefit under all defined benefit and actuarial pension plans reported in the Summary Compensation Table	2022	$0	2022	$(46,198)
	2021	0	2021	(31,535)
	2020	(1,169,051)	2020	(507,447)
Deduction of the amounts reported in the Summary Compensation Table in respect of all stock awards	2022	(1,000,000)	2022	(700,000)
	2021	(900,000)	2021	(805,000)
	2020	(900,000)	2020	(805,000)
Addition of the fair value as of the end of the year of all stock awards granted during the year that were outstanding and unvested as of the end of the year	2022	959,353	2022	671,518
	2021	1,108,068	2021	991,104
	2020	763,674	2020	683,065
Addition of the change as of the end of the year (from the end of the prior year) in fair value (whether positive or negative) of stock awards granted in any prior year that were outstanding and unvested as of the end of the year	2022	15,770	2022	9,181
	2021	335,839	2021	216,430
	2020	(211,423)	2020	(189,103)
Addition of the change as of the vesting date (from the end of the prior year) in fair value (whether positive or negative) of any stock awards granted in any prior year for which all applicable vesting conditions were satisfied as of the end of or during the year	2022	73,272	2022	56,014
	2021	64,299	2021	141,472
	2020	28,925	2020	25,871

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
DISCUSSION OF PAY VERSUS PERFORMANCE TABLE
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income [Text Block]
DISCUSSION OF PAY VERSUS PERFORMANCE TABLE
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
DISCUSSION OF PAY VERSUS PERFORMANCE TABLE
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group [Text Block]
DISCUSSION OF PAY VERSUS PERFORMANCE TABLE
The following graphs show the relationships between compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and certain performance metrics during the years covered by the Pay Versus Performance Table.

Tabular List [Table Text Block]
The following table shows the financial performance measures we use to link compensation actually paid to our named executive officers to our performance.

Financial Performance Measures
Performance-Based Income
Performance-Based Income per Share

Total Shareholder Return Amount	$ 123.1	121.37	86.31
Peer Group Total Shareholder Return Amount	146.31	119.4	86.28
Net Income (Loss)	$ 1,012,000,000	$ 1,578,000,000	$ (931,000,000)
Company Selected Measure Amount	1,159,000,000	1,211,000,000	836,000,000
PEO Name	James S. Tisch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Performance-Based Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Performance-Based Income per Share
PEO [Member] | Adjustment for Deduction of the Aggregate Change in the Actuarial Present Value of the Named Executive Officer's Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ (1,169,051)
PEO [Member] | Adjustment for Deduction of the Amounts Reported in the Summary Compensation Table in Respect of All Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,000,000)	(900,000)	(900,000)
PEO [Member] | Adjustment for Addition of the Fair Value as of the End of the Year of All Stock Awards Granted During the Year that were Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	959,353	1,108,068	763,674
PEO [Member] | Adjustment for Addition of the Change as of the End of the Year (from the End of the Prior Year) in Fair Value (Whether Positive or Negative) of Stock Awards Granted in Any Prior Year that were Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,770	335,839	(211,423)
PEO [Member] | Adjustment for Addition of the Change as of the Vesting Date (From the End of the Prior Year) in Fair Value (Whether Positive or Negative) of Any Stock Awards Granted in Any Prior Year for Which All Applicable Vesting Conditions were Satisfied as of the End of or During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	73,272	64,299	28,925
Non-PEO NEO [Member] | Adjustment for Deduction of the Aggregate Change in the Actuarial Present Value of the Named Executive Officer's Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(46,198)	(31,535)	(507,447)
Non-PEO NEO [Member] | Adjustment for Deduction of the Amounts Reported in the Summary Compensation Table in Respect of All Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(700,000)	(805,000)	(805,000)
Non-PEO NEO [Member] | Adjustment for Addition of the Fair Value as of the End of the Year of All Stock Awards Granted During the Year that were Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	671,518	991,104	683,065
Non-PEO NEO [Member] | Adjustment for Addition of the Change as of the End of the Year (from the End of the Prior Year) in Fair Value (Whether Positive or Negative) of Stock Awards Granted in Any Prior Year that were Outstanding and Unvested as of the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,181	216,430	(189,103)
Non-PEO NEO [Member] | Adjustment for Addition of the Change as of the Vesting Date (From the End of the Prior Year) in Fair Value (Whether Positive or Negative) of Any Stock Awards Granted in Any Prior Year for Which All Applicable Vesting Conditions were Satisfied as of the End of or During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 56,014	$ 141,472	$ 25,871